Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill.
Intangible assets other than goodwill

14. Intangible assets other than goodwill

	Software & databases	Licenses, technology and in-process R&D	Exclusive rights	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2024	€27,014	€43,171	€89,720	€15,384	€175,290
Additions	666		64,725		65,391
Sales and disposals	(1,863)	(3,613)			(5,476)
Translation differences		246			246
On December 31, 2024	€25,817	€39,804	€154,445	€15,384	€235,451
Additions	156				156
Translation differences		(477)			(477)
On December 31, 2025	€25,973	€39,327	€154,445	€15,384	€235,130

Amortization and impairment
On January 1, 2024	€18,574	€4,354	€17,791	€6,664	€47,384
Amortization	4,384	493	22,198	1,538	28,613
Sales and disposals	(1,863)	(3,613)			(5,476)
Translation differences		68			68
On December 31, 2024	€21,095	€1,302	€39,989	€8,202	€70,589
Amortization	2,249	355	22,189	1,538	26,331
Impairment	1,781	37,922	92,267	5,644	137,614
Translation differences		(252)			(252)
On December 31, 2025	€25,125	€39,327	€154,445	€15,384	€234,282

Carrying amount
On December 31, 2024	€4,722	€38,502	€114,456	€7,182	€164,862
On December 31, 2025	€848	€—	€—	€—	€848

Through the acquisition of CellPoint and AboundBio in June 2022, we acquired in-process R&D related to two CAR-T product candidates (€28.2 million on December 31, 2024 and December 31, 2023), exclusive rights and technology, being a fully human therapeutics platform. These exclusive rights refer to our exclusivity contract with Lonza (€60.3 million on December 31, 2024, €71.9 million on December 31, 2023) and were depreciated until the beginning of March 2030, in accordance with the contract.

The addition of exclusive rights in 2024 refers to the upfront exclusivity consideration paid to Adaptimmune of $70.0 million, which was amortized over the expected exclusivity period until the end of 2027. This upfront was paid within the framework of a clinical collaboration agreement with Adaptimmune providing an exclusive option on a cell therapy for head and neck cancer and potential future solid tumor indications.

As a consequence of the announced wind-down of our cell therapy activities, the fair value less costs of disposal of the cash-generating unit “CAR-T/cell therapy” amounted to nil. As a result, we fully impaired all associated intangible assets (with a total net book value at September 30, 2025 of €131.5 million), consisting of the in-process R&D (€28.2 million related to two CAR-T product candidates, €7.5 million related to our collaboration with Pregene and €2.2 million related to other assets), the exclusive rights related to our exclusivity contract with Lonza (€51.6 million), the upfront exclusivity considerations paid to Adaptimmune (€40.7 million), and other intangibles related to the acquisition of Cellpoint and AboundBio (€1.3 million).

The contract costs refer to the incremental costs to obtain the original OLCA with Gilead, capitalized in 2019, and were impaired now in line with the derecognition of the contract liability (release of the deferred income). This impairment is classified as G&A expense.